Other net income	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other net income
14	Other net income

	2019	2018	2017
	RMB million	RMB million	RMB million
Government grants (Note)	4,129	4,348	3,075
Gains on disposal of property, plant and equipment and construction in progress
– Aircraft and spare engines and construction in progress	34	584	960
– Other property, plant and equipment	106	18	29
Penalty income	273	216	126
Others	582	272	258

	5,124	5,438	4,448

Note:
Government grants mainly represent (i) subsidies based on certain amount of tax paid granted by governments to the Group; (ii) subsidies granted by various local governments to encourage the Group to operate certain routes to cities where these governments are located.
There are no unfulfilled conditions and other contingencies related to subsidies that have been recognized during the years ended December 31, 2019, 2018 and 2017.